Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	May 31, 2017	Feb. 28, 2015
Components of property, plant and equipment
Property, plant and equipment, gross	$ 5,209.8	$ 4,512.7
Less – Accumulated depreciation	(1,277.0)	(1,179.3)
Property, plant and equipment, Total	3,932.8	3,333.4	$ 4,186.9	$ 2,681.6
Noncash additions to property, plant and equipment	190.3	158.0
Land and land improvements [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	400.4	338.7
Vineyards [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	232.6	244.4
Buildings and improvements [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	736.1	809.1
Machinery and equipment [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	3,079.6	2,253.8
Motor vehicles [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	124.2	74.3
Construction in progress [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	$ 636.9	$ 792.4